united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares				Value
	COMMON STOCK - 0.8%
	BANKS - 0.0%
26,000	National Bank of Greece SA *			$ 6,500

	ELECTRONICS - 0.5%
21,750	Corning, Inc.			576,158

	MACHINERY-DIVERSIFIED - 0.3%
2,125	FANUC Corp.			418,393

	TOTAL COMMON STOCK (Cost $1,084,869)			1,001,051

	EXCHANGE TRADED FUND - 0.2%
	EQUITY FUND - 0.2%
9,700	ROBO Global Robotics and Automation Index ETF			295,656
	(Cost - $284,109)
		Option
Contracts		Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
81	S&P500 EMINI Future, Maturing March 2017 ** #	3/17/2017	$2,240.00	87,581
109	S&P500 EMINI Future, Maturing March 2017 ** #	3/17/2017	$2,260.00	147,831
	TOTAL PUT OPTIONS PURCHASED (Cost - $461,288)			235,412
Shares
	SHORT-TERM INVESTMENTS - 69.8%
	MONEY MARKET FUNDS - 69.8%
25,666,624	Fidelity Institutional Money Market Funds - Government Portfolio, 0.43% ^ + #			25,666,624
293,853	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.47% ^ + #			293,853
20,366,953	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% ^ + #			20,366,953
20,910,295	Invesco STIT-Government & Agency Portfolio, 0.47% ^ + #			20,910,295
20,367,826	Invesco STIT-Treasury Portfolio, 0.40% ^ + #			20,367,826
	TOTAL SHORT-TERM INVESTMENTS (Cost - $87,605,551)			87,605,551

	TOTAL INVESTMENTS - 71.0% (Cost - $89,435,817) (a)			$ 89,137,670
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds $201,689)			(113,851)
	PUT OPTIONS WRITTEN - (0.3) % (Proceeds $699,177)			(326,657)
	SECURITIES SOLD SHORT - (0.3) % (Proceeds $418,566)			(409,940)
	OTHER ASSETS LESS LIABILITIES - 29.7%			37,263,767
	NET ASSETS - 100.0%			$ 125,550,989

Contracts		Option
	OPTIONS WRITTEN - (0.4) %	Expiration Date	Exercise Price
	CALL OPTIONS WRITTEN - (0.1) %
57	Crude Oil Future, Maturing March 2017 *** #	2/15/2017	$53.50	55,290
28	Crude Oil Future, Maturing March 2017 *** #	2/15/2017	$54.00	21,560
163	SPDR S&P 500 ETF ****	2/17/2017	$227.00	37,001
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $201,689)			113,851

	PUT OPTIONS WRITTEN - (0.3) %
28	Crude Oil Future, Maturing March 2017 *** #	2/15/2017	$54.00	54,880
217	S&P500 EMINI Future, Maturing March 2017 ** #	3/17/2017	$2,185	131,556
163	S&P500 EMINI Future, Maturing March 2017 ** #	3/17/2017	$2,200	115,119
163	SPDR S&P 500 ETF ****	2/17/2017	$227.00	25,102
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $699,177)			326,657

	TOTAL OPTIONS WRITTEN (Proceeds - $900,866)			440,508
Shares
	SECURITIES SOLD SHORT - (0.3) %
	COMMON STOCK - (0.1) %
	COMPUTERS - (0.1) %
815	Apple, Inc.			98,900
	(Cost - $94,436)

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares			Value
SECURITIES SOLD SHORT (Continued) - (0.3) %
EXCHANGE TRADE FUND - (0.2) %
EQUITY FUND - (0.2) %
7,200	SPDR S&P 500 Retail ETF		$ 311,040
(Cost - $324,130)

	TOTAL SECURITIES SOLD SHORT (Cost - 418,566)		409,940
*	Non-income producing security.
**	50 contracts per contract.
***	1000 contracts per contract.
****	100 shares per contract.
^	Money market fund; interest rate reflects effective yield on January 31, 2017.
+	All or a portion of the security is held as collateral for securities sold short and futures contracts.
#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,082,700 including options and securities sold short, excluding futures and forward currency contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 204,522
		Unrealized depreciation	-
		Net unrealized appreciation	$ 204,522

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - (0.1) %
54	90Day Euro$ Future Mar 2018 #	13,281,300	(73,550)
	TOTAL LONG FUTURES CONTRACTS	$ 13,281,300	$ (73,550)

	SHORT FUTURES CONTRACTS - (0.1) %
54	90Day Euro$ Future Mar 2019 #	13,222,575	111,975
14	Japan 10 Year Bond Mar 2017 #	18,639,307	32,482
	TOTAL SHORT FUTURES CONTRACTS	$ 31,861,882	$ 144,457

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
British Pound	2/1/2017	Jefferies	7,125,000	$ 8,963,967	$ 54,154
British Pound	2/1/2017	Jefferies	1,812,500	2,280,307	(5,074)
British Pound	2/1/2017	Jefferies	1,750,000	2,201,676	4,551
British Pound	2/2/2017	Jefferies	3,500,000	4,403,352	2,417
British Pound	2/8/2017	Jefferies	8,875,000	11,167,119	86,682
China Yuan (Offshore)	4/6/2017	Jefferies	47,811,000	6,937,662	136,666
South Korean Won	2/10/2017	Jefferies	8,125,000,000	6,992,351	139,570
Swiss Franc	2/1/2017	Jefferies	3,625,000	3,674,235	54,339
Swiss Franc	2/1/2017	Jefferies	7,125,000	7,221,772	114,540
Swiss Franc	2/2/2017	Jefferies	3,500,000	3,547,537	15,448
Swiss Franc	2/8/2017	Jefferies	10,750,000	10,900,062	96,042
Swiss Franc	2/8/2017	Jefferies	3,500,000	3,548,857	9,929
Thai Baht	2/1/2017	Jefferies	223,568,000	6,349,560	84,957
Thai Baht	2/1/2017	Jefferies	223,203,000	6,339,193	156,285
				$ 84,527,650	$ 950,506
To Sell:
British Pound	2/1/2017	Jefferies	1,812,500	$ 2,280,307	$ (20,120)
British Pound	2/1/2017	Jefferies	8,875,000	11,165,643	(86,714)
British Pound	2/2/2017	Jefferies	3,500,000	4,403,352	(53,622)
British Pound	2/8/2017	Jefferies	3,500,000	4,403,935	(2,685)
China Yuan (Offshore)	1/8/2018	Jefferies	49,187,000	6,932,776	(131,712)
Hong Kong Dollar	3/2/2017	Jefferies	26,442,000	3,408,838	2,285
Hong Kong Dollar	11/21/2017	Jefferies	26,449,000	3,408,662	2,352
South Korean Won	2/1/2017	Jefferies	8,125,000,000	6,991,653	(206,684)
Swiss Franc	2/1/2017	Jefferies	10,750,000	10,896,007	(96,008)
Swiss Franc	2/2/2017	Jefferies	3,500,000	3,547,537	(9,718)
Thai Baht	2/1/2017	Jefferies	446,771,000	12,688,753	(441,741)
				$ 70,127,463	$ (1,044,367)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares			Value
	COMMON STOCK - 19.0%
	AUTO PARTS & EQUIPMENT - 3.3%
98,909	Autins Group PLC *		$ 276,251
6,487	Bertrandt AG		646,439
			922,690
	BANKS - 0.1%
4,109	Nordax Group AB		23,738

	COMMERCIAL SERVICES - 0.1%
3,327	Space2 SpA *		39,011

	COMPUTERS - 2.1%
167,407	Sophos Group PLC		577,506

	DISTRIBUTION/WHOLESALE - 2.1%
121,286	Fourlis Holdings SA *		571,482

	ENERGY-ALTERNATIVE SOURCES - 0.0%
14,779	Mytrah Energy Ltd. *		7,112

	HEALTHCARE-PRODUCTS - 2.1%
113,502	Amplitude Surgical SAS *		572,774

	MACHINERY-DIVERSIFIED - 0.1%
1,813	SAES Getters SpA		22,237

	OIL & GAS - 2.9%
294,513	African Petroleum Corp. Ltd. *		117,766
518,204	Diversified Gas & Oil PLC *		423,769
720,000	Lekoil Ltd. *		255,898
			797,433
	REAL ESTATE - 0.1%
504	Nexity SA		24,761

	RETAIL - 4.4%
31,983	Beter Bed Holding NV		555,790
377,000	Koovs PLC *		228,852
55,767	Verkkokauppa.com Oyj		418,859
			1,203,501
	TELECOMMUNICATIONS - 0.1%
2,345	ADVA Optical Networking SE *		19,600

	TRANSPORTATION - 1.6%
82,022	Golden Ocean Group Ltd. *		436,640

	TOTAL COMMON STOCK (Cost - $5,004,310)		5,218,485

	WARRANTS - 0.0%
10,960	African Petroleum Corp. Ltd., Expiration March 18, 2017, Exercise Price $7.50 NOK * +		-
831	Space2 SpA, Expiration June 22, 2020, Exercise Price $9.50 EUR *		1,437
	TOTAL WARRANTS (Cost - $813)		1,437

	SHORT-TERM INVESTMENT - 41.3%
	MONEY MARKET FUND - 41.3%
11,356,971	Fidelity Institutional Money Market Funds - Government Portfolio, 0.43% **		11,356,971
	TOTAL SHORT-TERM INVESTMENT (Cost - $11,356,971)

	TOTAL INVESTMENTS - 60.3% (Cost - $16,362,094) (a)		$ 16,576,893
	OTHER ASSETS LESS LIABILITIES - 39.7%		10,936,235
	NET ASSETS - 100.0%		$ 27,513,128

PLC - Public Limited Company
* Non-income producing security.
+ The security is illiquid; total illiquid securities represent 0.00% of net assets.
** Money market fund; interest rate reflects effective yield on January 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,362,094 excluding swaps and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 326,893
		Unrealized depreciation	(112,094)
		Net unrealized appreciation	$ 214,799

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - (0.8) %
Goldman Sachs International	Adva AG NPV	EUR	71,732	$ 560,084	0.228%	9/30/2026	$ (5,737)
Goldman Sachs International	AMG Advanced Metallurgical Group NV	EUR	34,563	624,899	0.228%	10/14/2026	(35,111)
Goldman Sachs International	Arbonia AG	CHF	33,992	589,625	(0.188)%	1/27/2027	(10,198)
Goldman Sachs International	Brunel International NV	EUR	37,852	638,563	0.228%	11/26/2026	(25,976)
Goldman Sachs International	Clarkson PLC	GBP	15,643	360,996	0.861%	1/22/2017	6,353
Goldman Sachs International	Consti Yhtiot Oy	EUR	39,488	624,700	0.228%	9/30/2026	(20,484)
Goldman Sachs International	Allgemeine Baugesllschaft	EUR	14,343	566,549	0.228%	9/30/2026	10,618
Goldman Sachs International	Credito Emiliano SPA	EUR	120,921	751,524	0.228%	9/30/2026	(28,096)
Goldman Sachs International	Dairy Crest Group PLC	GBP	109,110	638,839	0.861%	9/30/2026	13,727
Goldman Sachs International	Distribuidora Internacional De Alimentacion SA	EUR	123,827	594,778	0.228%	1/27/2027	12,004
Goldman Sachs International	Dignity PLC	GBP	17,652	424,001	0.861%	9/30/2026	9,549
Goldman Sachs International	Evolution Gaming Group AB	SEK	22,903	6,183,810	(0.003)%	11/25/2026	28,820
Goldman Sachs International	Evotec Biosystems AG	EUR	90,283	669,629	0.228%	10/9/2026	(36,783)
Goldman Sachs International	Fila SPA	EUR	49,253	676,736	2.128%	9/30/2026	(7,452)
Goldman Sachs International	Inter Parfums	EUR	19,871	524,594	0.228%	9/30/2026	36,507
Goldman Sachs International	Letho Group OYJ	EUR	52,784	538,925	0.228%	12/10/2026	(19,965)
Goldman Sachs International	Meyer Burger Technology AG	CHF	751,214	578,435	(0.188)%	12/18/2026	15,228
Goldman Sachs International	Mytrah Energy Ltd.	GBP	540,000	210,600	0.861%	9/30/2026	(5,095)
Goldman Sachs International	Nexity	EUR	18,055	827,731	0.228%	9/30/2026	(7,512)
Goldman Sachs International	Nordax Group	SEK	123,935	6,320,685	(0.003)%	9/30/2026	(7,089)
Goldman Sachs International	Opera Software ASA	NOK	126,261	4,760,040	1.350%	11/4/2026	(9,207)
Goldman Sachs International	Raysearch Laboratories	SEK	29,441	5,093,293	(0.003)%	9/30/2026	30,311
Goldman Sachs International	Real Estate Investors PLC	GBP	498,939	303,105	0.861%	9/30/2026	4,708
Goldman Sachs International	Rosenbauer International AG	EUR	2,404	126,931	0.228%	9/30/2026	26
Goldman Sachs International	Saes Getters SPA	EUR	57,497	664,090	0.228%	9/30/2026	(12,427)
Goldman Sachs International	Savills PLC	GBP	68,708	531,456	0.861%	11/17/2026	1,729
Goldman Sachs International	Siltronic AG	EUR	11,040	572,976	0.228%	9/30/2026	(28,396)
Goldman Sachs International	Sogefi SPA	EUR	215,152	534,868	0.228%	9/30/2026	(66,499)
Goldman Sachs International	Solutions 30 SE	EUR	24,575	390,409	0.228%	1/28/2027	(6,279)
Goldman Sachs International	Space2 S.P.A.	EUR	83,000	893,910	0.228%	9/30/2026	7,176
Goldman Sachs International	Spectrum ASA	NOK	143,050	5,750,610	1.350%	9/30/2026	(12,170)
Goldman Sachs International	Staffline Group PLC	GBP	47,260	488,669	0.861%	11/18/2026	23,188
Goldman Sachs International	Suess Microtec AG	EUR	62,289	481,180	0.228%	9/30/2026	(6,527)
Goldman Sachs International	Tarkett SA	EUR	15,172	551,426	0.228%	9/30/2026	(6,149)
Goldman Sachs International	TKH Group	EUR	14,102	528,473	0.228%	9/30/2026	1,143
Goldman Sachs International	Vallourec SA	EUR	106,799	764,788	0.228%	9/30/2026	(67,981)
Goldman Sachs International	Victoria Carpet Holdings PLC	GBP	61,590	262,374	0.861%	1/14/2027	8,523
				$ 45,604,301			$ (215,523)

	SHORT TOTAL RETURN SWAP CONTRACTS - (0.1) %
Goldman Sachs International	Bucher Holding AG	CHF	2,409	646,214	(1.032)%	9/30/2026	-
Goldman Sachs International	Davide Compari-Milano SPA	EUR	36,233	345,119	(0.845)%	9/30/2026	9,594
Goldman Sachs International	Debenhams PLC	GBP	362,972	191,468	(0.292)%	9/30/2026	913
Goldman Sachs International	Fuchs Petrolub AG	EUR	10,066	437,821	(0.845)%	9/30/2026	13,108
Goldman Sachs International	Imi PLC	GBP	31,445	353,756	(0.292)%	10/30/2026	(16,220)
Goldman Sachs International	Intertek Group PLC	GBP	7,387	255,959	(0.292)%	9/30/2026	6,784
Goldman Sachs International	Panalpina Welttransport HGS AG	CHF	3,069	380,556	(1.032)%	9/30/2026	6,221
Goldman Sachs International	Rocket Internet AG	EUR	12,318	263,544	(2.845)%	9/30/2026	(2,862)
Goldman Sachs International	R. Stahl Aktiengesellschaft	EUR	3,092	89,359	(18.595)%	9/30/2026	(334)
Goldman Sachs International	Stobart Group Ltd.	GBP	143,355	258,039	(0.292)%	9/30/2026	1,804
Goldman Sachs International	Telit Communications PLC	GBP	102,683	282,378	(7.292)%	9/30/2026	(14,533)
Goldman Sachs International	Viscofan Envoltura Celulosacas	EUR	6,669	317,611	(0.845)%	10/1/2026	3,661
Goldman Sachs International	Wartsila	EUR	8,558	378,007	(0.845)%	9/30/2026	(21,087)
Goldman Sachs International	Windelin.De AG	EUR	27,575	86,172	(8.595)%	11/4/2026	(6,645)
				$ 4,286,003			$ (19,596)
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Danish Krone	2/16/2017	Goldman Sachs	96,617	$ 14,048	$ 276

To Sell:
British Pound	2/16/2017	Goldman Sachs	1,298,787	$ 1,634,437	$ (53,339)
Euro	2/16/2017	Goldman Sachs	1,772,593	1,916,694	(39,377)
Norwegian Krone	2/16/2017	Goldman Sachs	564,833	68,657	(2,918)
Swedish Krona	2/16/2017	Goldman Sachs	484,890	55,504	(1,918)
Swiss Franc	2/16/2017	Goldman Sachs	63,338	64,246	(1,755)
				$ 3,739,538	$ (99,307)

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares		Coupon Rate (%)	Maturity	Value
	BANK DEBT - 0.0%
11,854	Toys R Us	5.190 *	5/25/2018	$ 11,220
	TOTAL BANK DEBT (Cost - $10,010)

	COMMON STOCK - 48.3%
	AEROSPACE/DEFENSE - 0.0%
20,586	Point Blank Solutions, Inc. ** #			2,470

	BEVERAGES - 6.4%
23,749	Diageo PLC			658,376
11,889	PepsiCo, Inc.			1,233,840
				1,892,216
	CHEMICALS - 5.2%
25,427	Clariant AG			476,531
10,133	Dow Chemical Co.			604,231
1,077	Syngenta AG			458,484
				1,539,246
	COMMERCIAL SERVICES - 5.8%
1	Herc Holdings, Inc. ** +			50
21,570	Live Nation Entertainment, Inc. ** +			617,333
26,666	PayPal Holdings, Inc. **			1,060,773
				1,678,156
	COMPUTERS - 1.8%
6,252	Dell Technologies, Inc. - Class V ** +			393,814
4,465	Fortinet, Inc. **			148,506
				542,320
	ENVIRONMENTAL CONTROL - 0.8%
3,198	Stericycle, Inc. **			246,694

	FOOD - 5.4%
12,211	General Mills, Inc.			762,943
74,637	SunOpta, Inc. **			522,459
46,045	SUPERVALU, Inc. **			180,496
3,524	Tootsie Roll Industries, Inc. +			131,974
				1,597,872
	HEALTHCARE-SERVICES - 3.1%
21,447	Community Health Systems, Inc. **			137,261
4,000	Humana, Inc.			794,000
				931,261
	INSURANCE - 1.2%
9,182	Assured Guaranty Ltd. +			357,272

	INTERNET - 4.5%
23,682	FireEye, Inc. **			320,891
19,738	Shutterfly, Inc. ** +			1,013,152
				1,334,043
	MEDIA - 3.5%
2,994	CBS Corp.			193,083
25,121	Gray Television, Inc. ** +			416,184
49,573	Tele Columbus AG **			424,303
				1,033,570
	OIL & GAS - 0.8%
8,676	Energy XXI Gulf Coast, Inc. **			245,097

	PHARMACEUTICALS - 5.8%
3,774	Allergan PLC ** +			826,091
1,673	Bayer AG			184,960
22,040	Pfizer, Inc.			699,329
				1,710,380
	REIT - 3.7%
74,072	New York REIT, Inc.			737,016
45,985	Winthrop Realty Trust ** #			360,522
				1,097,538
	RETAIL - 0.2%
7,104	GNC Holdings, Inc.			63,012

	SOFTWARE - 0.1%
43,550	CDC Corp. ** #			6,968
815,570	Trident Microsystems, Inc. ** #			20,389
				27,357

	TOTAL COMMON STOCK (Cost - $13,739,760)			14,298,504

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BOND - 2.7%
	FOOD - 2.7%
$ 600,000	J Sainsbury PLC >	1.250	11/21/2019	789,584
	TOTAL CONVERTIBLE BOND (Cost - $811,437)

	CORPORATE BONDS - 4.2%
	CHEMICALS - 0.0%
575,000	Momentive Performance Materials, Inc. # &	11.500	12/1/2016	8,625

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 4.2%
	ENTERTAINMENT - 0.3%
$ 207,756	Chukchansi Economic Development Authority - 144A	9.750	5/30/2020	$ 90,374

	HEALTHCARE-SERVICES - 2.2%
708,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	633,660

	RETAIL - 1.7%
500,000	Claire's Stores, Inc. - 144A	9.000	3/15/2019	242,500
250,000	Gap, Inc.	5.950	4/12/2021	264,026
				506,526

	TOTAL CORPORATE BONDS (Cost - $1,369,294)			1,239,185

Shares
	DEBT FUND - 0.6%
6,944	iShares Core US Treasury Bond ETF			173,669
	TOTAL DEBT FUND (Cost - $178,428)

	EQUITY FUND - 0.2%
3,109	iPath S&P 500 VIX Short-Term Futures ETN **			60,377
	TOTAL EQUITY FUND (Cost - $119,173)

Contracts
	OPTIONS PURCHASES - 0.1%
	CALL OPTIONS PURCHASED - 0.1% ***
200	FireEye, Inc.			15,000
	Expiration February 2017, Exercise Price $14.00
30	Perrigo Company PLC			225
	Expiration February 2017, Exercise Price $90.00
42	Science Applications International Corp.			2,100
	Expiration February 2017, Exercise Price $85.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $37,433)			17,325

Shares
	WARRANTS - 0.0%
123	Energy XXI Gulf Coast, Inc. **			726
4	General Motors Co. **			75
	TOTAL WARRANTS (Cost - $11,912)			801

	SHORT-TERM INVESTMENT - 22.0%
	MONEY MARKET FUND - 22.0%
6,519,463	Fidelity Institutional Money Market Funds - Government Portfolio, 0.43% + ^			6,519,463
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,519,463)

	TOTAL INVESTMENTS - 78.1% (Cost - $22,796,910) (a)			$ 23,110,128
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $59,310)			(25,497)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds - $11,825)			(7,693)
	SECURITIES SOLD SHORT - (6.4) % (Proceeds - $1,796,343)			(1,901,972)
	OTHER ASSETS LESS LIABILITIES - 28.4%			8,403,704
	NET ASSETS - 100.0%			$ 29,578,670

Contracts
	CALL OPTIONS WRITTEN - (0.1) % ***
35	Humana, Inc.			23,450
	Expiration February 2017, Exercise Price $195.00
13	Shutterfly, Inc.			2,047
	Expiration February 2017, Exercise Price $52.50
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $59,310)			25,497

	PUT OPTIONS WRITTEN - (0.0) % ***
200	FireEye, Inc.			6,800
	Expiration February 2017, Exercise Price $12.00
21	Science Applications International Corp.			893
	Expiration February 2017, Exercise Price $75.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $11,825)			7,693

	TOTAL OPTIONS WRITTEN (Proceeds - $71,135)			33,190
Shares
	SECURITIES SOLD SHORT - (6.4) %
	COMPUTERS - (0.8) %
3,129	Science Applications International Corp.			254,763

	FOOD - (2.4) %
37,565	Woolworths Ltd.			701,530

	RETAIL - (0.9) %
11,857	Gap, Inc.			273,067

	SOFTWARE - (1.8) %
5,951	Vmware, Inc. *			520,950

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Shares			Value
SECURITIES SOLD SHORT (Continued) - (6.4) %
EQUITY FUND - (0.5) %
1,000	Industrial Select Sector SPDR Fund		$ 63,380
388	SPDR S&P 500 ETF Trust		88,282
151,662

	SECURITIES SOLD SHORT (Proceeds - $1,796,343)		1,901,972

ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
*	Variable rate security; the rate shown represents the rate at January 31, 2017.
**	Non-income producing security.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
+	All or a portion of the security is held as collateral for written options and securities sold short.
>	Reg S or Regulation S is a "safe harbor" that defines when an offering of securities is deemed to be executed in another country and therefore not be subject to the registration requirement under section 5 of the 1933 Act. The regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed selling efforts".
&	Represents issuer in default on interest payments; non-income producing security.
144A	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of January 31, 2017, these securities amounted to $332,874 or 1.1% of net assets.
***	100 shares per contract.
^	Money market fund; interest rate reflects effective yield on January 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,054,770 including options written and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 922,765
		Unrealized depreciation	(802,569)
		Net unrealized appreciation	$ 120,196

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares		Value
	COMMON STOCK - 63.5%
	BANKS - 2.3%
144,574	CenterState Banks, Inc.	$ 3,526,160

	BEVERAGES - 0.9%
56,530	Craft Brew Alliance, Inc. *	859,256
14,222	MGP Ingredients, Inc. ^	602,871
		1,462,127
	BIOTECHNOLOGY - 0.5%
27,973	Exact Sciences Corp. * ^	530,088
35,162	NeoGenomics, Inc. * ^	283,406
		813,494
	BUILDING MATERIALS - 4.7%
48,250	Armstrong World Industries, Inc. * ^	1,927,587
8,425	Masonite International Corp. * ^	561,105
176,494	NCI Building Systems, Inc. * ^	2,823,904
31,363	US Concrete, Inc. * ^	2,054,276
		7,366,872
	CHEMICALS - 2.0%
12,615	CF Industries Holdings, Inc. ^	445,183
192,387	Ferro Corp. * ^	2,720,352
		3,165,535
	COMMERCIAL SERVICES - 4.0%
74,643	AMN Healthcare Services, Inc. * ^	2,675,952
66,434	CardConnect Corp. * ^	906,824
32,600	Monro Muffler Brake, Inc.	1,952,740
12,293	Quanta Services, Inc. * ^	441,196
22,520	Textainer Group Holdings Ltd. ^	324,288
		6,301,000
	COMPUTERS - 1.9%
22,932	Carbonite, Inc. * ^	395,577
9,957	Electronics For Imaging, Inc. * ^	447,468
11,404	Lumentum Holdings, Inc. * ^	432,782
12,184	MTS Systems Corp. ^	707,890
34,612	Silver Spring Networks, Inc. * ^	442,341
12,165	Tessera Holding Corp. ^	549,858
		2,975,916
	DISTRIBUTION/WHOLESALE - 3.5%
21,587	Anixter International, Inc. *	1,845,688
114,413	LKQ Corp. *	3,650,919
		5,496,607
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
4,088	Universal Display Corp. * ^	269,808

	ELECTRONICS - 4.9%
18,421	Jabil Circuit, Inc. ^	441,736
42,896	OSI Systems, Inc. * ^	3,203,044
17,964	Rogers Corp. *	1,436,222
153,863	Stoneridge, Inc. *	2,524,892
		7,605,894
	ENGINEERING & CONSTRUCTION - 2.1%
35,439	Dycom Industries, Inc. * ^	2,858,510
17,723	Primoris Services Corp. ^	439,885
		3,298,395
	ENVIRONMENTAL CONTROL - 1.6%
27,495	Clean Harbors, Inc. *	1,525,972
35,286	Hudson Technologies, Inc. * ^	256,176
8,104	Waste Connections, Inc. ^	650,751
		2,432,899
	FOOD - 1.0%
21,229	TreeHouse Foods, Inc. *	1,610,857

	HEALTHCARE - PRODUCTS - 3.8%
65,581	AxoGen, Inc. * ^	714,833
25,221	BioTelemetry, Inc. * ^	581,344
3,126	Edwards Lifesciences Corp. * ^	300,846
33,216	Entellus Medical, Inc. * ^	568,326
20,507	Invacare Corp.	235,830
77,788	MiMedx Group, Inc. * ^	628,527
50,008	OraSure Technologies, Inc. * ^	441,071
25,952	STERIS PLC	1,838,180
81,428	Trinity Biotech PLC - ADR *	543,939
		5,852,896
	HEALTHCARE - SERVICES - 1.8%
40,275	Envision Healthcare Corp. *	2,738,700

	HOME BUILDERS - 2.0%
29,422	Thor Industries, Inc.	3,045,177

	HOME FURNISHINGS - 0.9%
65,076	Select Comfort Corp. * ^	1,313,234

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	COMMON STOCK (Continued) - 63.5%
	INTERNET - 2.5%
205,329	Boingo Wireless, Inc. * ^	$ 2,402,349
34,947	ChannelAdvisor Corp. * ^	484,016
4,150	Proofpoint, Inc. * ^	332,664
31,387	RingCentral, Inc. * ^	732,886
		3,951,915
	LEISURE TIME - 0.4%
31,381	Nautilus, Inc. * ^	544,460

	LODGING - 0.2%
34,326	Red Lion Hotels Corp. * ^	274,608

	MACHINERY-DIVERSIFIED - 0.5%
21,324	NN, Inc. ^	412,619
3,640	Zebra Technologies Corp. * ^	304,559
		717,178
	MEDIA - 2.2%
51,680	Nexstar Media Group, Inc. ^	3,379,853

	MISCELLANEOUS MANUFACTURING - 0.8%
227,745	DIRTT Environmental Solutions *	1,212,311

	OIL & GAS - 0.8%
50,001	Synergy Resources Corp. * ^	430,509
62,467	Trecora Resources *	774,591
		1,205,100
	PACKAGING & CONTAINERS - 1.1%
19,591	Packaging Corp. of America	1,805,898

	RETAIL - 2.3%
89,688	BMC Stock Holdings, Inc. * ^	1,677,166
24,978	Boot Barn Holdings, Inc. * ^	271,011
40,756	Carrols Restaurant Group, Inc. * ^	584,849
41,343	Del Taco Restaurants, Inc. * ^	563,919
25,930	Party City Holdco, Inc. * ^	374,688
20,391	Sportsman's Warehouse Holdings, Inc. * ^	151,709
		3,623,342
	SEMICONDUCTORS - 1.9%
142,402	EMCORE Corp. ^	1,281,618
25,394	FormFactor, Inc. * ^	316,155
11,142	Microsemi Corp. * ^	592,197
4,836	Monolithic Power Systems, Inc. ^	421,893
53,134	Xcerra Corp. * ^	402,756
		3,014,619
	SOFTWARE - 3.4%
153,106	Brightcove, Inc. *	1,102,363
45,840	Callidus Software, Inc. * ^	845,748
5,807	Ebix, Inc. ^	322,288
122,912	Five9, Inc. * ^	1,900,220
40,423	Nuance Communications, Inc. * ^	641,109
22,904	PDF Solutions, Inc. * ^	515,569
		5,327,297
	STORAGE/WAREHOUSING - 2.1%
101,170	Mobile Mini, Inc. ^	3,293,083

	TELECOMMUNICATIONS - 3.6%
25,016	ARRIS International PLC * ^	714,957
8,088	DigitalGlobe, Inc. * ^	226,868
78,060	Extreme Networks, Inc. * ^	431,672
63,395	Oclaro, Inc. * ^	621,905
267,429	ShoreTel, Inc. * ^	1,858,632
94,356	Sierra Wireless, Inc. * ^	1,655,948
		5,509,982
	TRANSPORTATION - 3.6%
104,430	Aegean Marine Petroleum Network, Inc. ^	1,153,952
39,269	Marten Transport Ltd.	897,297
102,818	Swift Transportation Co. *	2,347,335
28,365	Werner Enterprises, Inc.	797,057
7,191	XPO Logistics, Inc. * ^	321,725
		5,517,366

	TOTAL COMMON STOCK (Cost $80,436,538)	98,652,583

	RIGHTS - (0.0) %
25,442	Nextstar Broadcasting Group CVR	3,435
	(Cost - $7,633)

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	SHORT-TERM INVESTMENTS - 36.7%
	MONEY MARKET FUND - 36.7%
57,068,529	Fidelity Institutional Money Market Funds - Government Portfolio, 0.43% **	$ 57,068,529
	TOTAL SHORT-TERM INVESTMENTS (Cost - $57,068,529)

	TOTAL INVESTMENTS - 100.2% (Cost - $137,512,700) (a)	$ 155,724,547
	SECURITIES SOLD SHORT (17.6) % (Proceeds - $26,769,181)	(27,368,168)
	OTHER ASSETS LESS LIABILITIES - 17.4%	27,041,474
	NET ASSETS - 100.0%	$ 155,397,853

	SECURITIES SOLD SHORT - (17.6) %
	APPAREL - (0.1) %
3,745	Columbia Sportswear Co.	203,616

	AUTO MANUFACTURERS - (0.5) %
47,743	Wabash National Corp.	842,664

	BEVERAGES - (0.1) %
10,852	DavidsTea, Inc. *	71,623

	BUILDING MATERIALS - (2.3) %
12,311	Cree, Inc. *	339,537
22,692	Gibraltar Industries, Inc. *	996,179
29,603	Griffon Corp.	753,396
42,152	Ply Gem Holdings, Inc. *	680,755
37,327	Quantex Building Products Corp.	737,208
		3,507,075
	CHEMICALS - (1.7) %
51,513	American Vanguard Corp.	886,024
11,422	Balchem Corp.	973,611
4,463	Chemours Co.	117,912
45,791	Rayonier Advanced Materials, Inc.	621,384
		2,598,931
	COMMERCIAL SERVICES - (1.2) %
5,620	Aaron's, Inc.	173,883
60,216	Cross Country Healthcare, Inc. *	871,326
5,013	Matthews International Corp.	338,127
14,170	Ritchie Bros Auctioneers, Inc.	459,675
		1,843,011
	COMPUTERS - (0.1) %
3,755	Qualys, Inc. *	134,804

	COSMETICS - PERSONAL CARE - (0.1) %
8,069	Elf Beauty, Inc. *	201,402

	DISTRIBUTION/WHOLESALE - (0.5) %
6,308	Fossil Group, Inc. *	161,295
10,975	Veritiv Corp. *	615,149
		776,444
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4) %
16,327	Powell Industries, Inc.	628,263

	ELECTRONICS - (0.2) %
11,550	Trimble, Inc. *	342,111

	ENGINEERING & CONSTRUCTION - (0.2) %
8,723	Aegion Corp. *	202,897
4,567	MasTec, Inc. *	170,121
		373,018
	ENVIRONMENTAL CONTROL - (1.0) %
15,474	MSA Safety, Inc.	1,104,070
8,720	Tetra Tech, Inc.	381,064
		1,485,134
	FOOD - (0.8) %
41,148	Amplify Snack Brands, Inc. *	396,255
59,186	Smart & Final Stores, Inc. *	849,319
		1,245,574
	HEALTHCARE PRODUCTS - (0.6) %
8,179	Abaxis, Inc.	416,761
6,400	Integra LifeSciences Holdings Corp. *	267,072
31,223	Novadaq Technologies, Inc. *	211,067
		894,900
	HOME FURNISHINGS - (0.5) %
73,893	Daktronics, Inc.	750,753

	INTERNET - (0.3) %
16,392	8x8, Inc. *	259,813
8,135	Perficient, Inc. *	144,234
		404,047
	LEISURE TIME - (0.1) %
8,618	Arctic Cat, Inc. *	162,018

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares			Value
	SECURITIES SOLD SHORT (Continued) - (17.6) %
	MACHINERY - DIVERSIFIED - (1.6) %
1,905	Applied Industrial Technologies, Inc.		$ 115,157
33,932	Chart Industries, Inc. *		1,316,222
34,756	Manitowoc Foodservice, Inc. *		666,620
6,658	Tennant Co.		461,067
			2,559,066
	METAL FABRICATE - HARDWARE - (0.4) %
32,795	Northwest Pipe Co. *		628,024

	MISCELLANEOUS MANUFACTURING - (1.3) %
5,482	AZZ, Inc.		326,453
6,404	Proto Labs, Inc. *		336,210
13,056	Raven Industries, Inc.		327,053
11,718	Standex International Corp.		1,021,810
			2,011,526
	OIL & GAS SERVICES - (0.1) %
11,118	CARBO Ceramics, Inc. *		157,876

	RETAIL - (0.2) %
10,515	Rush Enterprises, Inc. *		344,366

	SEMICONDUCTORS - (0.1) %
3,122	Cavium, Inc. *		206,708

	SOFTWARE - (0.7) %
4,443	Akamai Technologies, Inc. *		304,745
4,908	Blackbaud, Inc.		322,014
20,727	Inovalon Holdings, Inc. *		239,397
17,961	Workiva, Inc. *		226,309
			1,092,465
	TELECOMMUNICATIONS - (0.6) %
17,615	Clearfield, Inc. *		302,978
27,702	Spok Holdings, Inc.		569,276
			872,254
	TRANSPORTATION - (0.2) %
25,115	Celadon Group, Inc.		190,874
6,740	Swift Transportation Co. *		153,874
			344,748
	TRUCKING & LEASING - (0.1) %
5,629	Greenbrier Cos., Inc.		246,269

	EQUITY FUNDS - (1.6) %
3,336	iShares Core S&P Small-Cap ETF		228,049
4,369	iShares Micro-Cap ETF		367,651
5,821	iShares North American Tech-Software ETF		682,047
2,496	iShares Russell 2000 Growth ETF		389,975
4,666	iShares Transportation Average ETF		771,756
			2,439,478

	TOTAL SECURITIES SOLD SHORT (Proceeds - $26,769,181)		27,368,168

	ADR - American Depositary Receipt
	CVR - Contingent Value Rights
	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security.
^	All or a portion of this security is held as collateral for securities sold short.
**	Money market fund; interest rate reflects effective yield on January 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $112,339,453 including securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 20,086,411
		Unrealized depreciation	(4,069,485)
		Net unrealized appreciation	$ 16,016,926

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,001,051	$ -	$ -	$ 1,001,051
Exchange Traded Funds	295,656	-	-	295,656
Put Options on Futures Purchased	235,412	-	-	235,412
Short Futures Contracts	144,457	-	-	144,457
Money Market Funds	87,605,551	-	-	87,605,551
Total	$ 89,282,127	$ -	$ -	$ 89,282,127
Liabilities *
Forward Currency Contracts	$ -	$ 93,861	$ -	$ 93,861
Call Options Written	113,851	-	-	113,851
Put Options Written	326,657	-	-	326,657
Securities Sold Short	409,940	-	-	409,940
Long Futures Contracts	73,550	-	-	73,550
Total	$ 923,998	$ 93,861	$ -	$ 1,017,859

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Balter European L/S Small Cap Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,218,485	$ -	$ -	$ 5,218,485
Money Market Funds	11,356,971	-	-	11,356,971
Warrant	1,437	-	-	1,437
Total	$ 16,576,893	$ -	$ -	$ 16,576,893
Liabilities**
Forward Currency Contracts	$ -	$ 99,031	$ -	$ 99,031
Long Total Return Swaps	-	215,523	-	215,523
Short Total Return Swap Contracts	-	19,596	-	19,596
Total	$ -	$ 334,150	$ -	$ 334,150

Balter Event Driven Fund
Assets **	Level 1	Level 2	Level 3	Total
Bank Debt	$ -	$ 11,220	$ -	$ 11,220
Common Stock	13,908,155	-	390,349	14,298,504
Convertible Bond	-	789,584	-	789,584
Corporate Bonds	-	1,230,560	8,625	1,239,185
Call Options Purchased	17,325	-	-	17,325
Exchange Traded Fund	173,669	-	-	173,669
Exchange Traded Note	60,377	-	-	60,377
Money Market Funds	6,519,463	-	-	6,519,463
Warrant	801	-	-	801
Total	$ 20,679,790	$ 2,031,364	$ 398,974	$ 23,110,128
Liabilities**
Call Options Written	$ 25,497	$ -	$ -	$ 25,497
Put Options Written	7,693	-	-	7,693
Securities Sold Short	1,901,972	-	-	1,901,972
Total	$ 1,935,162	$ -	$ -	$ 1,935,162

Balter L/S Small Cap Equity Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 98,652,583	$ -	$ -	$ 98,652,583
Rights	3,435	-	-	3,435
Money Market Funds	57,068,529	-	-	57,068,529
Total	$ 155,724,547	$ -	$ -	155,724,547
Liabilities**
Securities Sold Short	$ 27,368,168	$ -	$ -	$ 27,368,168
Total	$ 27,368,168	$ -	$ -	$ 27,368,168

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Balter Event Driven Fund	Point Blank Solutions, Inc.	CDC Corp.	Trident Microsystems, Inc.	Momentive Performance Materials, Inc.	Winthrop Realty Trust	Total
Beginning Balance 10/31/16	$ 2,470	$ 6,968	$ 20,389	$ 8,625	$ 383,515	$ 421,967
Total realized gain (loss)	-	-	-	-	-	-
Change in Appreciation (Depreciation)	-	-	-	-	-	-
Cost of Purchases	-	-	-	-	-	-
Proceeds from Sales	-	-	-	-	(22,993)	(22,993)
Accrued Interest	-	-	-	-	-	-
Net transfers in/out of level 3	-	-	-	-	-	-
Ending Balance 1/31/17	$ 2,470	$ 6,968	$ 20,389	$ 8,625	$ 360,522	$ 398,974
The significant unobservable inputs used in the fair value measurement of the Balter Event Driven Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any contingencies that could dilute the value of the investment and (3) review of any liquidation distributions for each investment. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Global Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of the Fund's Total Net
	Inception Date of SPC	January 31, 2017	Assets at January 31, 2017
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$ 4,734,742	3.77%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Underlying Investment in other Investment Companies - The Funds currently invest a portion of their assets in the Fidelity Institutional Money Market Funds - Government Portfolio the "Fidelity Fund". The Funds may redeem their investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The Fidelity Fund normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds' financial statements. As of January 31, 2017 the percentage of the Funds' net assets invested in the Fidelity Fund was 36.7% and 41.3% for the Balter Long/Short Equity Fund and the Balter European L/S Small Cap Fund, respectively.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of January 31, 2017 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized appreciation/(depreciation) on derivatives
		Commodity Contracts	Currency	Equity	Interest Rate Contracts	Total Value at January 31, 2017
Futures		$ -	$ 38,425	$ -	$ 32,482	$ 70,907
Forward Currency Contracts		-	(93,861)	-	-	(93,861)
Purchased Options		-	-	(225,876)	-	(225,876)
Written Options		78,450	-	381,908	-	460,358
Total		$ 78,450	$ (55,436)	$ 156,032	$ 32,482	$ 211,528

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Equity	Total Value at January 31, 2017
Forward Currency Contracts	$ (99,031)	$ -	$ (99,031)
Swaps	-	(235,119)	(235,119)
Total	$ (99,031)	$ (235,119)	$ (334,150)

Balter Event Driven Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2017
Purchased Options	$ (20,108)	$ (20,108)
Written Options	37,945	37,945
Total	$ 17,837	$ 17,837

Transactions in option contracts written during the period ended January 31, 2017 we as follows:

Balter Discretionary Global Macro Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	54,927,365	$ 753,625
Options Written	7,257,723,733	1,564,600
Options Closed	(3,025,000,156)	(769,913)
Options Exercised	-	-
Options Expired	(4,287,650,123)	(647,446)
Outstanding at the end of the period	819	$ 900,866

Balter Event Driven Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	609	$ 174,099
Options Written	1,443	120,372
Options Closed	(778)	(88,868)
Options Exercised	(14)	(22,876)
Options Expired	(991)	(111,592)
Outstanding at the end of the period	269	$ 71,135

The notional value of the derivative instruments outstanding as of January 31, 2017 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/31/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/31/17